Fees Summary	Feb. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,810,500,065.83
Previously Paid Amount	0.00
Total Fee Amount	277,187.56
Total Offset Amount	0.00
Net Fee	$ 277,187.56